Organization and Plan of Business Operations - The Trust Account (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 14, 2016	Sep. 30, 2017	Dec. 31, 2016
Assets held in trust
The Trust Account
Price of units (in dollars per unit)		$ 10.00	$ 10.00
U.S. Treasury bills | Assets held in trust
The Trust Account
Maturity period of trust account investments (in days)			180 days
IPO and Over-Allotment Option
The Trust Account
Net proceeds from sale of units	$ 310,000,000		$ 310,000,000
Sale of units	31,000,000		31,000,000